Equity compensation - Additional Information (Detail) - USD ($)					12 Months Ended
	Nov. 12, 2021	Oct. 01, 2021	Aug. 05, 2021	Jul. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	May 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit					$ 0	$ 0
Common stock authorized (in shares)					500,000,000	500,000,000
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount					$ 1,800,000
Weighted-average period					3 years 7 months 2 days
Stock options compensation expense					$ 200,000
Exercised (in shares)					0
Vested (in shares)					0
Number of units grants	0.2
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized (in shares)					510,000,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount					$ 28,100,000
Vesting period (in years)					1 year
Weighted-average period					2 years 7 months 6 days
Stock options compensation expense					$ 3,000,000.0
Number of units grants					3,347,511
Number of units vested					0
Restricted Stock Units (RSUs) [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units grants	9.54	9.30
Selling, General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options compensation expense					$ 2,800,000
Cost of Sales | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options compensation expense					$ 200,000
SIS Holdings LP ClassB Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							1,000,000
Exit event trigger percentage of change of beneficial ownership					50.00%
Stock-based Compensation Expense					$ 6,300,000	$ 7,500,000
Unvested shares outstanding					26,281
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount					$ 1,900,000
Weighted-average period					2 years
SIS Holdings LP ClassB Unit Plan [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation Expense					$ 6,000,000.0	6,900,000
SIS Holdings LP ClassB Unit Plan [Member] | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation Expense					$ 300,000	$ 600,000
SIS Holdings LP ClassB Unit Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting					25.00%
SIS Holdings LP ClassB Unit Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation arrangement by sharebased payment award vesting remainder period					42 months
2021 Plan | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized (in shares)				13,278,299
Vesting period (in years)				3 years
Share-based payment award, expiration period				10 years
2021 Plan | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting			25.00%
2021 Plan | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units grants		3.2